Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Subsequent Events [Text Block]

19. Subsequent events

(a)

Vessel sales: (i) On January 26, 2026, the Company agreed to sell the 2008-built, 56,557 DWT capacity dry-bulk vessel Clara. On February 6, 2026, pursuant to the sale of the vessel Clara, the Company prepaid the amount of $3,458 related to the term loan discussed in Note 7.1. The vessel was delivered to her new owners on February 12, 2026. (ii) On January 15, 2026, the Company agreed to sell the 2011-built, 180,643 DWT capacity dry-bulk vessel Miracle and on March 4, 2026 prepaid the amount of $7,273 related to the term loan discussed in Note 7.1. The vessel was delivered to her new owners on March 30, 2026.

(b)

Vessel acquisition: On February 4, 2026, the Company signed an agreement for the acquisition of the 2018-built, 60,297 DWT capacity secondhand dry bulk vessel, Koushun, which is expected to be delivered within the first or the second quarter of 2026.

(c)	Middle East conflict: On February 28, 2026, U.S.-Israeli strikes on Iran and Iran’s subsequent regional retaliation sharply destabilized the Middle East, creating the potential for significant disruptions across the shipping industry. The potential implications of these subsequent events on future periods cannot be reliably estimated based on currently available information.